As filed with the Securities and Exchange Commission on February 28, 2007

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-21631

RMK Advantage Income Fund, Inc.

(Exact Name of the Registrant as Specified in Charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of Principal Executive Offices – Zip Code)

Allen B. Morgan, Jr.

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 524-4100

Copies to:

Arthur J. Brown, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: March 31, 2007

Date of reporting period: December 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

December 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
ASSET-BACKED SECURITIES - INVESTMENT GRADE - 14.8% OF NET ASSETS
	Collateralized Debt Obligations - 10.0%
3,000,000	CDO Repack SPC Ltd. 2006-BRGA, Zero Coupon Bond 12/20/51	2,880,000
1,913,862	E-Trade 2004-1A, 2.000% 1/10/40	1,933,001
2,000,000	Highland Park CDO Ltd. 2006-1A E, 7.670% 11/25/51 (a)	1,870,000
1,000,000	Kodiak CDO 2006-1A G, 8.919% 8/7/37 (a)	975,000
2,000,000	Millstone III-A CDO Ltd., 4.300% 7/5/46	1,940,000
6,000,000	Palmer Square 2A CN, 5.966% 11/2/45 (a)	5,940,000
4,200,000	Restructured Asset Backed 2003-3A A3, 6.143% 1/29/22 (a)	3,503,598
6,000,000	Taberna Preferred Funding, Ltd. 2006-6A, 6.100% 12/5/36 (a)	5,966,400
4,000,000	Taberna Preferred Funding, Ltd. 2006-7A C1, Zero Coupon Bond 2/5/37 (a)	3,936,000
3,000,000	Tahoma CDO Ltd. 2006-1A D, 9.006% 6/18/47 (a)	3,000,000
2,000,000	Trapeza CDO I LLC 2006-10A, 6.700% 6/6/41	1,840,000
1,000,000	Trapeza CDO I LLC 2006-10A D2, 8.700% 6/6/41 (a)	1,025,000
3,000,000	Linker Finance PLC 16A E, 8.850% 5/19/45 (a)	2,925,000
4,655,486	Witherspoon 2004-1A, 7.500% 9/15/39	4,539,099

		$42,273,097

	Credit Cards - 0.4%
2,000,000	North Street Referenced Linked Notes 2000-2A B, 6.426% 10/30/11 (a)	1,870,000
	Equipment Leases - 0.9%
3,840,151	Aviation Capital Group Trust 2005-3A C1, 8.600% 12/25/35 (a)	3,916,955
	Home Equity Loans (Non-High Loan-To-Value) - 3.5%
1,000,000	ACE Securities Corp. 2004-HE1 M5, 7.300% 3/25/34	950,000
7,613,000	ACE Securities Corp. 2004-HE3 M11, 8.850% 11/25/34	6,648,661
2,119,000	Asset Backed Securities 2005-HE1 M10, 6.824% 3/25/35	1,968,678
2,681,000	Bear Stearns 2004-HE9 M7B, 9.350% 11/25/34	2,386,090
1,252,716	Home Equity Asset Trust 2003-4 B1, 9.350% 10/25/33	1,237,897
2,000,000	Soundview 2005-A B1, 8.350% 4/25/35 (a)	1,600,000

		$14,791,326

Total Asset-Backed Securities - Investment Grade (cost $62,705,487)		$62,851,378

ASSET-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 35.9% OF NET ASSETS
	Certificate-Backed Obligations - 0.7%
2,000,000	Goldman Sachs Asset Management CBO II 2A D1, 11.620% 11/5/12 (a)	2,043,340
2,451,074	Helios Series I Multi Asset CBO, Ltd. 1A C, 8.109% 12/13/36 (a)	931,408

		$2,974,748

	Collateralized Debt Obligations - 16.2%
4,000,000	Acacia CDO I Ltd. 10A, 3.700% 9/7/46 (a)	1,824,400
5,000,000	Aladdin CDO I Ltd. 2006-3A, 10.365% 10/31/13 (a)	2,350,000
2,000,000	Alesco Preferred Funding Ltd. 13A I, Zero Coupon Bond 9/23/37	1,928,900
4,000,000	Attentus CDO Ltd. 2006-2A, Zero Coupon Bond 10/9/41	3,888,000
2,000,000	Attentus CDO Ltd. 2006-2A F1, 10.368% 10/9/41 (a)	1,950,000
5,000,000	Dillon Read CDO Ltd. 2006-1A, Zero Coupon Bond 12/5/46 (a)	4,370,650
3,000,000	Diversified Asset Securitization 2 1A B1, 9.712% 9/15/35 (a)	1,590,000
3,000,000	Dryden Leveraged Loan CDO 2005-9A, Zero Coupon Bond 9/20/19	2,550,000
3,000,000	Equinox Funding 1A D, 12.277% 11/15/12 (a)	1,650,000
4,000,000	Global Leveraged Capital Credit 2006-1A, Zero Coupon Bond 12/20/18 (a)	4,000,000
4,000,000	GSC Partners CDO Fund Ltd. 2006-7A, 5.075% 5/25/20 (a)	4,070,000
3,861,550	Hewett's Island 2004-1A, 12.390% 12/15/16	3,726,396
2,000,000	Jazz CDO BV III-A EB, 10.713% 9/20/14 (a)	2,000,000
13,000,000	Kenmore Street Synthetic CDO 2006-1A, 10.365% 4/30/14 (a)	6,110,000
999,837	Knollwood CDO Ltd. 2006-2A E, 11.373% 7/13/46 (a)	999,837
2,000,000	Knollwood CDO Ltd. 2006-2A SN, 15.000% 7/13/46	1,840,000
4,000,000	Kodiak CDO 2006-1A, 3.712% 8/7/37 (a)	3,700,000

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

December 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
3,863,717	MKP 4A CS, 2.000% 7/12/40 (a)	3,722,305
5,000,000	OFSI Fund Ltd. 2006-1A, 2.000% 9/20/19 (a)	5,053,000
2,846,176	Peritus I CDO Ltd. 2005-1A C, 9.000% 5/24/15 (a)	2,780,544
2,000,000	Trapeza CDO I LLC 2006-11A, Zero Coupon Bond 10/10/41	1,920,000
2,000,000	Trapeza CDO I LLC 2006-11A F, 10.361% 10/10/41	2,000,000
3,000,000	Tropic CDO 2006-5A C1, Zero Coupon Bond 7/15/36	2,841,000
2,000,000	Veritas 2006-2A, 15.000% 7/11/20 (a)	1,920,000

		$68,785,032

	Collateralized Loan Obligations - 2.0%
1,000,000	Flagship CLO 2005-4I, Zero Coupon Bond 6/1/17	946,250
2,000,000	Ocean Trails CLO 2006-1A, Zero Coupon Bond 10/12/20	1,930,000
3,000,000	Rosedale CLO Ltd. I-A II, 5.146% 7/24/21 (a)	2,880,000
3,000,000	Telos CLO Ltd. 2006-1A, Zero Coupon Bond 10/11/21 (a)	2,955,000

		$8,711,250

	Equipment Leases - 7.2%
7,712,100	Aerco Limited 1X C1, 6.700% 7/15/23	3,026,999
5,685,998	Aerco Limited 2A B2, 6.400% 7/15/25 (a)	2,842,999
7,295,067	Aerco Limited 2A C2, 7.400% 7/15/25 (a)	2,553,274
8,250,000	Aircraft Finance Trust 1999-1A A1, 5.830% 5/15/24 (a)	5,836,875
3,000,000	Airplanes Pass Through Trust 2001-1A A9, 5.900% 3/15/19	1,953,750
852,100	DVI Receivables Corp. 2001-2 A3, 3.519% 11/8/31	613,512
1,811,821	DVI Receivables Corp. 2001-2 A4, 4.613% 11/11/09	1,340,747
6,293,440	DVI Receivables Corp. 2002-1 A3A, 5.800% 6/11/10	3,366,990
6,000,000	Lease Investment Flight Trust 1 A1, 5.740% 7/15/31	4,267,500
7,700,000	Pegasus Aviation Lease Securitization 2001-1A A1, 5.830% 5/10/31 (a)	4,754,750

		$30,557,397

	Franchise Loans - 0.2%
1,617,000	Falcon Franchise Loan 2001-1 F, 6.500% 1/5/23	815,793
	Home Equity Loans (Non-High Loan-To-Value) - 9.5%
2,000,000	ACE Securities Corp. 2005-HE2 B1, 8.600% 4/25/35 (a)	1,590,000
3,000,000	ACE Securities Corp. 2005-HE6 B1, 8.350% 10/25/35 (a)	2,293,260
2,000,000	Asset Backed Securities Corp. Home Equity 2006-HE4 M9, 7.850% 5/25/36 (a)	1,788,440
7,038,000	Equifirst Mortgage 2004-3 B2, 8.518% 12/25/34 (a)	5,841,540
1,000,000	Equifirst Mortgage 2005-1 B3, 6.707% 4/25/35 (a)	822,500
2,000,000	Long Beach Mortgage Loan Trust 2005-WL2 B3, 6.961% 8/25/35 (a)	1,703,960
2,000,000	Master Asset Backed Securities Trust 2005-FRE1 M10, 7.850% 10/25/35 (a)	1,620,000
4,000,000	Meritage Asset Holdings 2005-2 N4, 7.500% 11/25/35 (a)	2,960,000
2,000,000	Merrill Lynch Mortgage 2005-SL1 B5, 8.850% 6/25/35 (a)	1,670,000
3,000,000	Structured Asset Securities Corp. 2005-S6 B3, 7.850% 11/25/35 (a)	2,486,250
4,000,000	Terwin Mortgage Trust 2005-R1, 5.000% 12/28/36 (a)	2,970,000
	Terwin Mortgage Trust 2005-3SL B6, 11.500% 3/25/35 interest-only strips	750,469
2,044,573	Terwin Mortgage Trust 2005-7SL, 6.001% 7/25/35 (a)	1,707,219
4,457,242	Terwin Mortgage Trust 2005-11SL B7, 5.000% 11/25/36 (a)	3,521,221
6,000,000	Terwin Mortgage Trust 2006-R3, 6.290% 6/26/37(a)	4,995,000
4,500,000	Terwin Mortgage Trust 2006-1 2B5, 5.000% 1/25/37 (a)	3,465,000

		$40,184,859

	Manufactured Housing Loans - 0.1%
393,288	Bombardier Capital 1998-B M2, 7.310% 10/15/28	7,866
438,937	Bombardier Capital 2001-A M2, 8.265% 12/15/30	96,566

		$104,432

Total Asset-Backed Securities - Below Investment Grade or Unrated (cost $160,684,178)		$152,133,510

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

December 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
CORPORATE BONDS - INVESTMENT GRADE - 2.5% OF NET ASSETS
	Finance - 0.2%
1,000,000	ABN Amro Bank NV/London, 9.873% 11/17/09 (a)	990,000
	Special Purpose Entities - 2.3%
4,000,000	Duane Park I Ltd., 7.500% 6/27/16 (a)	4,000,000
3,000,000	Lincoln Park Referenced Linked Notes 2001-1, 8.796% 7/30/31 (a)	2,670,000
3,000,000	Pyxis Master Trust 2006-7, 10.326% 10/1/37 (a)	3,000,000

		$9,670,000

Total Corporate Bonds - Investment Grade (cost $10,664,442)		$10,660,000

CORPORATE BONDS - BELOW INVESTMENT GRADE OR UNRATED - 43.1% OF NET ASSETS
	Apparel - 0.9%
3,966,000	Rafaella Apparel Group Inc., 11.250% 6/15/11 (a)	4,045,320
	Appliances - 0.6%
2,535,000	Windmere-Durable, 10.000% 7/31/08	2,535,000
	Automotives - 2.9%
2,225,000	Cooper Standard Automotive Inc., 8.375% 12/15/14	1,752,188
2,225,000	Dana Corp., Zero Coupon Bond 1/15/15 in default (c)	1,590,875
1,388,000	Dana Corp., Zero Coupon Bond 3/15/10 in default (c)	1,058,350
2,600,000	Dura Operating Corp., Zero Coupon Bond 4/15/12 in default (c)	884,000
2,550,000	Ford Motor, 7.450% 7/16/31	2,001,750
250,000	Ford Motor, 9.980% 2/15/47	218,750
1,000,000	General Motors Corp., 8.375% 7/15/33	925,000
3,750,000	Metaldyne Corp., 11.000% 6/15/12	3,843,750

		$12,274,663

	Basic Materials - 2.0%
4,410,000	Edgen Acquisition Corp., 9.875% 2/1/11	4,498,200
1,750,000	FMG Finance Pty Ltd., 10.625% 9/1/16 (a)	1,876,875
2,358,000	Millar Western Forest Products Ltd., 7.750% 11/15/13	2,116,305

		$8,491,380

	Building & Construction - 0.6%
1,375,000	Ply Gem Industries Inc., 9.000% 2/15/12	1,168,750
1,700,000	Technical Olympic USA, Inc., 10.375% 7/1/12	1,530,000

		$2,698,750

	Communications - 1.2%
967,000	CCH I Holdings LLC, 11.000% 10/1/15	992,384
4,350,000	CCH I Holdings LLC, 11.750% 5/15/14	3,925,875

		$4,918,259

	Consulting Services - 0.9%
2,000,000	MSX International Inc., 11.000% 10/15/07	1,920,000
2,650,000	MSX International Inc., 11.375% 1/15/08	2,126,042

		$4,046,042

	Electronics - 0.2%
675,000	Stoneridge Inc., 11.500% 5/1/12	695,250

		$695,250

	Energy - 1.7%
325,000	Neptune Marine, 10.920% 9/7/09 (a)	331,500
5,050,000	Paramount Resources Ltd., 8.500% 1/31/13 *	5,012,125
1,850,000	Tristan Oil Ltd., 10.500% 1/1/12 (a)	1,850,000

		$7,193,625

	Entertainment - 0.4%
1,800,000	Six Flags Inc., 9.625% 6/1/14	1,669,500

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

December 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Finance - 1.2%
1,000,000	ABN Amro Bank NV/London, 19.223% 11/17/09 (a)	990,000
3,225,000	Advanta Capital Trust I, 8.990% 12/17/26	3,289,500
875,000	Altra Industrial Motion Inc., 9.000% 12/1/11	892,500

		$5,172,000

	Food - 0.9%
1,950,000	Eurofresh Inc., 11.500% 1/15/13 (a)	1,808,625
3,200,000	Merisant Co., 9.500% 7/15/13	1,904,000
425,000	Mrs. Fields Famous Brands LLC, 11.500% 3/15/11	320,875

		$4,033,500

	Garden Products - 0.3%
1,460,000	Ames True Temper, 10.000% 7/15/12	1,343,200
	Health Care - 0.6%
1,125,000	Healthsouth Corp., 11.354% 6/15/14 (a)	1,198,125
5,055,000	Insight Health Services Corp., 9.875% 11/1/11	1,187,925

		$2,386,050

	Human Resources - 0.4%
1,700,000	Comforce Operating Inc., 12.000% 12/1/10	1,729,750
	Industrials - 6.3%
3,235,000	Advanced Lighting Technologies Inc., 11.000% 3/31/09	3,218,825
2,850,000	AmeriCast Technologies Inc., 11.000% 12/1/14 (a)	2,850,000
1,725,000	Coleman Cable Inc., 9.875% 10/1/12	1,763,813
3,900,000	Consolidated Container, 10.125% 7/15/09	3,861,000
1,120,000	Constar International Inc., 11.000% 12/1/12	1,036,000
3,228,000	Continental Global Group Inc., 9.000% 10/1/08	3,129,481
950,000	Corp Durango SA de CV, 8.500% 12/31/12	934,563
1,825,000	Home Products International Inc., Zero Coupon Bond 5/15/08 in default (c)	730,000
3,500,000	IMAX Corp., 9.625% 12/1/10	2,988,125
1,675,000	Spectrum Brands Inc., 8.500% 10/1/13	1,566,125
1,700,000	Terphane Holding Corp., 12.500% 6/15/09 (a)	1,700,000
1,270,000	Trimas Corp., 9.875% 6/15/12	1,228,725
3,675,000	Wolverine Tube, 7.375% 8/1/08 (a)	2,903,250
675,000	Wolverine Tube, 10.500% 4/1/09	546,750

		$28,456,656

	Investment Companies - 0.3%
1,250,000	Reg Diversified Funding, 10.000% 1/25/36 (a)	1,256,250
	Manufacturing - 4.7%
4,500,000	BGF Industries Inc., 10.250% 1/15/09	4,376,250
3,300,000	Elgin National Industries, 11.000% 11/1/07	3,264,822
4,075,000	GSI Group Inc., 12.000% 5/15/13	4,401,000
3,545,000	JB Poindexter & Co. Inc., 8.750% 3/15/14	3,013,250
3,950,000	Maax Corp., 9.750% 6/15/12	3,081,000

		$18,136,322

	Retail - 1.8%
1,413,000	Lazydays RV Center Inc., 11.750% 5/15/12	1,349,415
243,000	Star Gas Partner LP, 10.250% 2/15/13	253,631
4,350,000	Uno Restaurant, 10.000% 2/15/11 (a)	3,610,500
2,350,000	Vitamin Shoppe Industries Inc., 12.874% 11/15/12	2,449,875

		$7,663,421

	Special Purpose Entities - 10.7%
9,000,000	Dow Jones CDX HY T4, 10.500% 12/29/09 (a)	9,090,000
2,500,000	Eirles 2 Limited 262, 10.870% 8/3/21	2,500,000
3,500,000	Eirles 2 Limited 263, 13.370% 8/3/21	3,500,000
5,000,000	INCAPS Funding II, 15.000% 1/15/34 (a)	3,750,000
1,545,000	Interactive Health LLC, 7.250% 4/1/11 (a)	1,085,363

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

December 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
2,000,000	IXIS ABS 1 Ltd., Zero Coupon Bond 12/12/46	1,560,000
3,450,000	Milacron Escrow Corp., 11.500% 5/15/11	3,277,500
3,350,000	Momentive Performance Materials Inc., 11.500% 12/1/16 (a)	3,283,000
850,000	PCA Finance Corp., 14.000% 6/1/09 (a)	858,500
2,000,000	Preferred Term Securities II, 10.000% 5/22/33 (a)	1,167,500
2,000,000	Preferred Term Securities XXI, 10.000% 3/22/38 (a)	1,886,300
5,000,000	Preferred Term Securities XXII, 9.700% 9/22/36 (a)	4,809,850
1,000,000	Preferred Term Securities XXII, 10.000% 9/22/36 (a)	936,610
2,000,000	Preferred Term Securities XXIII, 10.000% 12/22/36 (a)	1,904,060
3,000,000	Preferred Term Securities XXIII, 10.000% 12/22/36 (a)	2,913,660
2,000,000	Preferred Term Securities XXIV, 10.000% 3/22/37	1,960,000
1,000,000	Pyxis Master Trust 2006-8, 10.326% 10/1/37 (a)	1,000,000

		$45,482,343

	Technology - 0.1%
275,000	Danka Business Systems PLC, 11.000% 6/15/10	280,500
	Telecommunications - 1.7%
400,000	Broadview Networks Holdings Inc., 11.375% 9/1/12 (a)	417,000
1,700,000	Clearwire Corp., 11.000% 8/15/10	1,712,750
675,000	Iridium LLC, Zero Coupon Bond 7/15/09 in default (c)	195,750
4,175,000	Primus Telecommunications GP, 8.000% 1/15/14	2,505,000
2,400,000	Securus Technologies Inc., 11.000% 9/1/11	2,244,000

		$7,074,500

	Tobacco - 0.6%
2,915,000	North Atlantic Trading Co., 9.250% 3/1/12	2,543,338
	Transportation - 0.7%
3,875,000	Sea Containers Ltd., Zero Coupon Bond 10/15/07 in default (c) *	2,882,031
	Travel - 1.4%
5,675,000	Worldspan Financial, 11.624% 2/15/11	5,845,250

Total Corporate Bonds - Below Investment Grade or Unrated ($190,106,334)		$182,852,899

MORTGAGE-BACKED SECURITIES - INVESTMENT GRADE - 5.7% OF NET ASSETS
	Collateralized Mortgage Obligations - 5.7%
	Harborview Mortgage Loan Trust 2004-8 X, 0.949% 11/19/34 interest-only strips	2,188,372
1,998,122	Harborview Mortgage Loan Trust 2005-12 B4, 7.100% 10/19/35	1,955,662
1,000,000	Indymac Index Corp. 2006-AR6 N2, 8.833% 6/25/46 (a)	1,000,000
	Indymac Index Mortgage Loan Trust 2005-AR10 AX, 1.884% 6/25/35 interest-only strips	4,379,679
	Master Adjustable Rate Mortgages Trust 2006-OA2 XW, 0.610% 12/25/46 interest-only strips	3,825,719
3,000,000	Park Place Securities 2005-WCW2 M10, 7.850% 7/25/35	2,619,000
2,000,000	Park Place Securities 2005-WHQ3 M11, 7.850% 6/25/35	1,735,000
	Residential Accredit Loans Inc. 2005-QO4 XIO, 2.589% 12/25/45 interest-only strips	1,494,711
2,395,449	Sail Notes 2004-7A B, 6.750% 8/27/34 (a)	2,358,367
	Washington Mutual Alternative Mortgage Pass-Through Certificates 2006-AR8 CX3, 1.000% 10/25/46 interest-only strips	827,873
	Washington Mutual Alternative Mortgage Pass-Through Certificates 2006-AR8 3X1, 1.400% 10/25/46 interest-only strips	1,250,000
	Washington Mutual Alternative Mortgage Pass-Through Certificates 2006-AR8 3X2, 0.500% 10/25/46 interest-only strips	405,160

Total Mortgage-Backed Securities - Investment Grade ($26,702,226)		$24,039,542

MORTGAGE-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 13.4% OF NET ASSETS
	Collateralized Mortgage Obligations - 13.4%
1,985,246	Countrywide Alternative Loan Trust 2006-OA1 B2, 7.350% 3/20/46	1,111,738
1,842,000	Countrywide Alternative Loan Trust 2006-OA11 N3, 12.500% 9/25/46 (a)	1,872,117
3,000,000	First Franklin Mortgage Loan Asset Backed 2005-FFH3 B4, 7.350% 9/25/35 (a)	2,208,750
3,000,000	Greenwich Structured ARM Products 2005-3 N2, 2.000% 6/27/35 (a)	1,912,500
8,000,000	Greenwich Structured ARM Products 2005-4 N2, Zero Coupon Bond 7/27/45 (a)	4,720,000
4,000,000	Greenwich Structured ARM Products 2005-6A N3, Zero Coupon Bond 11/27/45 (a)	3,460,000

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

December 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
1,999,872	Harborview Mortgage Loan Trust 2005-15 B10, 7.100% 10/20/45	1,591,778
3,954,204	Harborview Mortgage Loan Trust 2006-4 B11, 7.100% 5/19/47 (a)	2,431,835
1,000,000	Harborview Corp. 2006-8A N3, 8.350% 7/21/36 (a)	952,340
1,000,000	Harborview Corp. 2006-8A N4, 8.350% 7/21/36 (a)	873,750
2,000,000	Harborview Corp. 2006-8A N5, Zero Coupon Bond 7/21/36 (a)	827,500
1,000,000	Indymac Index Corp. 2006-AR6 N3, 8.833% 6/25/46 (a)	942,970
5,000,000	Long Beach Asset Holdings Corp. 2005-WL1 N4, 7.500% 6/25/45 (a)	4,250,000
1,719,133	Long Beach Mortgage Loan Trust 2001-3 M3, 8.163% 9/25/31	412,592
2,000,000	Long Beach Mortgage Loan Trust 2005-2 B2, 7.155% 4/25/35 (a)	1,682,000
2,043,150	Park Place Securities 2005-WCW1 B, 5.000% 9/25/35 (a)	1,884,806
3,000,000	Park Place Securities 2005-WCW3, 7.850% 8/25/35 (a)	2,378,400
3,000,000	Park Place Securities 2005-WHQ1 M10, 7.850% 3/25/35 (a)	2,640,000
2,000,000	Park Place Securities 2005-WHQ4, 7.850% 9/25/35 (a)	1,400,000
5,250,000	Residential 2005-RS4 B2, 8.350% 4/25/35 (a)	4,372,253
3,938,000	Residential 2005-RS4 B3, 8.350% 4/25/35 (a)	3,103,656
1,319,578	Sasco Trust 2004-6XS B, 5.000% 3/28/34 (a)	1,233,805
1,000,000	Sharps SP I LLC Trust 2006-AHM3 N3, 12.500% 10/25/46 (a)	1,000,000
2,000,000	Soundview Home Equity Loan Trust 2005-1 B3, 8.600% 4/25/35 (a)	1,560,000
2,591,000	Soundview Home Equity Loan Trust 2005-2 B3, 8.350% 7/25/35 (a)	2,098,710
1,972,000	Soundview Home Equity Loan Trust 2005-B M14, 7.650% 5/25/35 (a)	830,251
2,573,000	Structured Asset Securities Corp. 2004-S2 B, 6.000% 6/25/34 (a)	2,446,177
2,005,336	Structured Asset Securities Corp. 2004-S4 B3, 5.000% 12/25/34 (a)	1,253,736
2,000,000	Structured Asset Securities Corp. 2005-AR1 B2, 7.350% 9/25/35 (a)	1,510,000

Total Mortgage-Backed Securities - Below Investment Grade or Unrated (cost $58,330,889)		$56,961,663

MUNICIPAL SECURITIES - 0.2% OF NET ASSETS
1,250,000	Pima County Arizona IDA Health Care, Zero Coupon Bond 11/15/32	662,500

Total Municipal Securities (cost $784,131)		$662,500

COMMON STOCKS - 10.7% OF NET ASSETS
35,200	Alpha Natural Resources, Inc. (c)	500,896
26,700	American Capital Strategies, Ltd.	1,235,142
10,700	Anadarko Petroleum Corporation	465,664
17,900	Aqua America, Inc.	407,762
29,100	Aries Maritime Transport Ltd.	266,847
28,900	AVX Corporation	427,431
16,200	Brookdale Senior Living, Inc.	777,600
32,600	BRT Realty Trust	901,390
49,800	Cascade Microtech, Inc. (c)	652,380
2,700	Caterpillar, Inc.	165,591
12,900	Cemex, S.A. de C.V.	437,052
38,000	Cirrus Logic, Inc. (c)	261,440
41,200	Citizens Communications Company	592,044
15,100	Companhia de Saneamento Básico do Estado de São Paulo	511,286
73,800	Compass Diversified Trust	1,265,670
26,400	Consolidated Communications Illinois Holdings, Inc.	551,760
21,200	Cypress Sharpridge (a)	212,000
14,700	Cytec Industries, Inc.	830,697
6,900	Edison International	313,812
2,100	ENSCO International, Inc.	105,126
22,300	Enterprise Products Partners L.P.	646,254
18,800	FairPoint Communications, Inc.	356,260
34,200	Famous Dave's of America, Inc. (c)	563,958
49,800	Fording Canadian Coal Trust	1,033,350
16,100	Helix Energy Solutions Group, Inc. (c)	505,057

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

December 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
58,400	Horizon Offshore, Inc. (c)	951,920
77,300	Infocrossing, Inc. (c)	1,259,990
96,700	InPhonic, Inc. (c)	1,072,403
111,695	Intermet Corporation (c)	893,560
11,000	Iowa Telecommunications Services, Inc.	216,810
20,400	Kinder Morgan Energy Partners, L.P.	977,160
23,700	KKR Financial Corporation	634,923
9,200	L-3 Communications Holdings, Inc.	752,376
47,200	Macquarie Infrastructure Company Trust	1,674,656
10,300	Magellan Midstream Partners, L.P.	397,580
17,900	McDermott International, Inc. (c)	910,394
21,000	MCG Capital Corporation	426,720
24,800	Mittal Steel Company N.V.	1,046,064
27,700	Motorola, Inc.	569,512
64,800	Nam Tai Electronics, Inc.	984,312
72,100	Ness Technologies, Inc. (c)	1,028,146
42,200	New York Community Bancorp, Inc.	679,420
22,600	NNN Realty Advisors (a)	226,000
80,900	Optimal Group, Inc. (c)	770,168
33,527	Owens Corning	1,002,457
15,200	Peabody Energy Corporation	614,232
667	Providence Washington Insurance Companies (c)	67
11,200	RARE Hospitality International, Inc. (c)	368,816
30,100	Regal Entertainment Group	641,732
16,300	Resource Capital Corporation	276,285
7,000	RTI International Metals, Inc. (c)	547,540
28,600	Sanderson Farms, Inc.	866,294
11,700	Sasol Ltd.	431,730
17,690	Ship Finance International Ltd.	420,314
104,077	Star Gas Partners, L.P. (c)	366,351
4,700	Superior Energy Services, Inc. (c)	153,596
79,067	Taiwan Semiconductor Manufacturing Company Ltd.	864,202
116,370	Technology Investment Capital Corporation	1,878,212
2,000	Tenaris S.A. (d)	99,780
5,300	The Dow Chemical Company	211,682
9,300	The First Marblehead Corporation	508,245
15,600	The Home Depot, Inc.	626,496
7,100	The Timken Company	207,178
22,600	Tsakos Energy Navigation Ltd.	1,037,340
28,200	Valero Energy Corporation	1,442,712
7,700	Valero L.P.	429,429
8,500	Washington Mutual, Inc.	386,665
108,300	Windstream Corporation	1,540,026
52,600	Zoltek Companies, Inc. (c)	1,034,641

Total Common Stocks (cost $43,543,038)		$45,414,606

PREFERRED STOCKS - 4.6% OF NET ASSETS
4,000	Baker Street Funding (a)	3,880,000
1,000	Baker Street Funding 2006-1 (a)	940,000
3,000	Credit Genesis CLO 2005 (a)	2,970,000
9	Harborview 2006-8	1
2,000	Hewett's Island II (a)	1,980,000
67,000	Indymac Indx CI-1 Corp. (a)	1,820,859
2,000	Marquette Park CLO (a)	1,960,000
2,975	Motient Corporation	2,499,000

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

December 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
20,000	Mountain View Funding (a)	1,760,000
2,000	WEBS CDO 2006-1 PS	1,800,000

Total Preferred Stocks (cost $19,594,608)		$19,609,860

CORPORATE LOANS - 0.7% OF NET ASSETS
400,000	ICO North America, 7.500% 8/15/09	444,000

2,525,000	Allis-Chalmers, 10.600% 6/18/08	2,493,438

Total Corporate Loans (cost $2,894,131)		$2,937,438

EURODOLLAR TIME DEPOSITS - 2.5% OF NET ASSETS
	State Street Bank & Trust Company Eurodollar time deposits dated December 29, 2006 4.050% maturing at $10,462,506 on January 2, 2007.

		$10,457,800

Total Investments - 134.1% of Net Assets (cost $586,467,263)		$568,581,196

Other Assets and Liabilities, net - (34.1%) of Net Assets		(144,737,320)

Net Assets		$423,843,876

Call Options Written

December 31, 2006

Number of Contracts	Common Stocks/Expiration Date/Exercise Price	Value (b)
20	Tenaris S.A./January/50	3,800

Total Call Options Written (Premiums Received $6,160)		$3,800

(a)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to valuation policies and procedures adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.

(b)	See Note to the Schedule of Investments regarding investment valuations.

(c)	Non-income producing securities.

(d)	A portion or all of the security is pledged as collateral for call options written.

*	These securiities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

**	Payment-in-kind securities.

Note to the Schedule of Investments

(Unaudited)

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern Time, unless that price is outside the range of the “inside” bid and asked price (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last-quoted bid price. Equity and debt securities issued in private placements shall be valued on the bid side by a primary market dealer. Long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than sixty days for which market quotations are readily available shall be valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of sixty days or less shall be valued at cost with interest accrued or discount accreted to the date of maturity unless such valuation, in the judgment of Morgan Asset Management, Inc., the Adviser, does not represent market value. Investments in open-end registered investment companies, if any, are valued at net asset value as reported by those investment companies. Foreign securities denominated in foreign currencies, if any, are translated from the local currency into U.S. dollars using current exchange rates. Investments for which market quotations are not readily available, or available quotations which appear to not accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Adviser’s Valuation Committee using procedures established by and under the direction of the Company’s Board of Directors. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this report, the Registrant’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	The Registrant’s certifying officers are not aware of any changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): RMK Advantage Income Fund, Inc.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date: February 28, 2007

By (Signature and Title):	/s/ J. Thompson Weller
J. Thompson Weller
Treasurer and Principal Financial Officer

Date: February 28, 2007